111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

January 13, 2017

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	MFS® Series Trust VII (the “Trust”) (File Nos. 811-3090 and 2-68918), on behalf of MFS® Equity Income Fund (the “Fund”); Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and (3) Regulation S-T, please find Post-Effective Amendment No. 56 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 54 to the above-captioned Registration Statement, except in the case of the Prospectus and Statement of Additional Information (“SAI”), which have not been marked.

The Amendment is being filed for the purpose of adding a new share class, Class T shares, to the Fund and in connection therewith making certain other minor and conforming changes.

In accordance with the guidance provided in “IM Guidance Update No. 2016-06 - Mutual Fund Fee Structures” issued by the Staff of the Division of Investment Management on December 15, 2016 and the previous Securities and Exchange Commission (the “Commission”) release regarding selective review, Revised Procedures for Processing Registration Statements, Post-Effective Amendments, and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984), the Trust respectfully requests selective review of the Amendment, as much of the information contained in the Amendment is substantially similar to that contained in post-effective amendments recently filed by certain other funds within the MFS Funds Complex and therefore has already been subject to review by the staff of the Commission (the “Staff”).

In particular, except as to information describing the specific attributes and characteristics of the new Class T shares and certain information that is specific to the Fund (e.g. Principal Investment Strategies), much of the disclosure was subject to review and comment by the Staff in its review of Post-Effective Amendment No. 76 to the Registration Statement of MFS Series Trust I (1933 Act File No. 33-7638 and 1940 Act File No. 811-4777) filed with the Commission on October 27, 2016 (SEC Accession No. 0001104659-16-152442).

As a result, the Trust respectfully requests that the Staff focus its review on the disclosure relating to the attributes and characteristics of the new Class T shares, including the following sections of the Fund’s Prospectus:  “Summary of Key Information - Fees and Expenses”; “Summary of Key

Information - Performance Information”; “Summary of Key Information - Purchase and Sale of Fund Shares”; “Management of the Fund - Investment Adviser”; “Description of Share Classes”; “Purchase, Redemption and Exchange Policies”; and “Other Information - Distribution Options”, as well as the draft supplement to the Fund’s Statement of Additional Information relating to Class T shares.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-5843 or Nick Pirrotta at (617) 954-5846.

Sincerely,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/bjn
enclosure